May 01, 2017

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock iShares® Alternative Strategies V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 2, 2018

to the Prospectus of each Fund, each dated May 1, 2017, as supplemented to date

Effective May 1, 2018, the following changes are made to the Prospectus for BlackRock iShares® Alternative Strategies V.I. Fund:

Effective May 1, 2018, the BlackRock iShares® Alternative Strategies V.I. Fund will change the benchmark against which it measures its performance from a customized weighted index comprised of 60% MSCI All Country World Index/40% Bloomberg Barclays U.S. Aggregate Bond Index to a customized weighted index comprised of 40% MSCI ACWI Minimum Volatility Index/30% Bloomberg Barclays Global Aggregate Bond Ex-USD Hedged Index/20% FTSE EPRA/NAREIT Developed Index/10% S&P GSCI Commodity Index. Fund management believes the customized weighted index of 40% MSCI ACWI Minimum Volatility Index/30% Bloomberg Barclays Global Aggregate Bond Ex-USD Hedged Index/20% FTSE EPRA/NAREIT Developed Index/10% S&P GSCI Commodity Index more accurately reflects the investment strategy of the BlackRock iShares® Alternative Strategies V.I. Fund. The MSCI ACWI Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid-cap equities across 23 Developed Markets and 23 Emerging Markets countries. The Bloomberg Barclays Global Aggregate Bond Ex-USD Hedged Index tracks international investment grade government bonds from developed nations. The FTSE EPRA/NAREIT Developed Index is a free-float adjusted market index designed to track the performance of listed real estate companies and REITs worldwide. The S&P GSCI Commodity Index is a benchmark that is broad-based and production weighted to represent the global commodity market beta. For the one-, five- and ten-year periods ended December 31, 2017, the average annual total returns for the customized weighted index comprised of 40% MSCI ACWI Minimum Volatility Index/30% Bloomberg Barclays Global Aggregate Bond Ex-USD Hedged Index/20% FTSE EPRA/NAREIT Developed Index/10% GSCI Commodity Index were 10.52%, 5.70% and 4.29%, respectively.